Financial Income and Expenses (Details) - Schedule of financial income and expenses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial income
Interest on marketable securities	R$ 67,010	R$ 8,193	R$ 5,396
Interest on receivable	2,730	1,165	3,619
Foreign exchange variation	31,717	20,257	14,038
Gain on remeasurement of leases	37,628	2,895	15,246
Gain on remeasurement of receivables from sale of farms	238,973	227,005	130,915
Realized profit from derivative transactions	121,988	76,885	50,484
Unrealized profit from derivative transactions	455,737	513,223	155,715
Total	955,783	849,623	375,413
Financial expenses
Marketable securities charges	(2,900)	(1,383)	(1,456)
Bank charges	(1,999)	(6,140)	(706)
Interest accrued	(68,044)	(28,693)	(25,248)
Monetary variation	(732)	(682)
Foreign exchange variation	(29,096)	(29,292)	(15,765)
Gain on remeasurement of leases	(57,984)	(74,160)	(36,091)
Loss on remeasurement of receivables from sale of farms	(204,456)	(89,663)	(72,535)
Realized loss from derivative financial transactions	(201,936)	(193,415)	(91,196)
Unrealized loss from derivative financial transactions	(441,496)	(522,183)	(163,171)
Total	(1,008,643)	(945,611)	(406,168)
Financial (expense) income, net	R$ (52,860)	R$ (95,988)	R$ (30,755)